Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies
Schedule of property and equipment, net

			June 30,
	December 31,		2023
	2022	2021	(unaudited)
Furniture and fixtures	$199	130	$199
Equipment	237	—	$237
Leasehold improvements	66	66	$66
Property and equipment	502	196	502
Accumulated depreciation	(71)	(3)	(120)
Property and equipment, net	$431	$193	$382

Schedule of basic and diluted net loss per share

Basic and diluted net loss per share for the year ended December 31, 2021 was calculated as follows (in thousands, except share and per share amounts):

Year ended December 31, 2021
Net loss available to AEON common stockholders	$(55,637)
Weighted average common shares outstanding, basic and diluted	126,252,622
Net loss per share attributable to AEON common stockholders, basic and diluted	$(0.44)

Basic and diluted net loss per share for the year end December 31, 2022 was calculated as follows (in thousands, except share and per share amounts):

Year Ended December 31, 2022
Net loss available to AEON common stockholders	$(52,556)
Weighted average common shares outstanding, basic and diluted	138,825,356
Net loss per share attributable to AEON common stockholders, basic and diluted	$(0.38)

Basic and diluted net loss per share for the three months ended June 30, 2022 was calculated as follows (in thousands, except share and per share amounts):

Three Months Ended June 30, 2022 (unaudited)
Net loss available to AEON common stockholders	$(2,497)
Weighted average common shares outstanding, basic and diluted	138,825,356
Net loss per share attributable to AEON common stockholders, basic and diluted	$(0.02)

Basic and diluted net loss per share for the three months ended June 30, 2023 was calculated as follows (in thousands, except share and per share amounts):

Three Months Ended June 30, 2023 (unaudited)
Net loss available to AEON common stockholders	$(15,379)
Weighted average common shares outstanding, basic and diluted	138,825,356
Net loss per share attributable to AEON common stockholders, basic and diluted	$(0.11)

Basic and diluted net loss per share for the six months ended June 30, 2022 was calculated as follows (in thousands, except share and per share amounts):

Six Months Ended June 30, 2022 (unaudited)
Net loss available to AEON common stockholders	$(7,553)
Weighted average common shares outstanding, basic and diluted	138,825,356
Net loss per share attributable to AEON common stockholders, basic and diluted	$(0.05)

Basic and diluted net loss per share for the six months ended June 30, 2023 was calculated as follows (in thousands, except share and per share amounts):

Six Months Ended June 30, 2023 (unaudited)
Net loss available to AEON common stockholders	$(33,018)
Weighted average common shares outstanding, basic and diluted	138,825,356
Net loss per share attributable to AEON common stockholders, basic and diluted.	$(0.24)

Schedule of potentially dilutive securities outstanding have been excluded from the computation of diluted weighted average shares outstanding because such securities have an anti-dilutive impact

			June 30,
	December 31,		(unaudited)
	2022	2021	2023	2022
Convertible preferred stock outstanding	21,257,708	21,257,708	21,257,708	21,257,708
Convertible preferred stock warrants outstanding	342,011	342,011	—	342,011
Common stock options	9,694,890	10,516,525	9,694,890	10,516,525
Restricted Stock Units	—	—	1,169,366	—
	31,294,609	32,116,244	32,121,964	32,116,244